Share-based Payments - Additional Information (Details) € in Millions	1 Months Ended	12 Months Ended
	Mar. 31, 2014 shares	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 EUR (€) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 USD ($)	Dec. 31, 2015	Dec. 31, 2014
Disclosure Of Share Based Payments [Line Items]
Expense from share-based payment transactions with employees		€ 88		€ 65		€ 53
Weighted-average contractual life for share options outstanding		2 years 10 months 24 days	2 years 10 months 24 days	3 years 3 months 18 days	3 years 3 months 18 days	3 years 4 months 24 days	3 years 4 months 24 days
Weighted-average share price at exercise for options exercised | $			$ 152.33		$ 57.53		$ 42.05
weighted-average fair value of options granted | $			$ 39.23		$ 18.05		$ 13.10
Increase decrease in expected volatility rate		10.00%	10.00%
Increase decrease in expected life		one year	one year
Employee Share Option Plans ("ESOP")
Disclosure Of Share Based Payments [Line Items]
Description of share based payment		Under the Employee Share Option Plans (“ESOP”), share options of the Company are granted to executives and certain employees of the Group. For options granted prior to January 1, 2016, the exercise price is equal to the fair value of the shares on grant date for employees in the United States and for U.S. citizens and fair value less 30% for the rest of the world. The value of the discount is included in the grant date fair value of the award. For options granted thereafter, the exercise price of the options is equal to the fair value of the shares on grant date for all employees. Generally, the first vesting period (13.5% – 25% of the initial grant) is up to one year from the grant date and subsequently vests at a rate of 6.25% each quarter until fully vested. The exercise price for options is payable in the EUR value of a fixed USD amount; therefore, the Group considers these awards to be USD-denominated. The options are generally granted with a term of 5 years.	Under the Employee Share Option Plans (“ESOP”), share options of the Company are granted to executives and certain employees of the Group. For options granted prior to January 1, 2016, the exercise price is equal to the fair value of the shares on grant date for employees in the United States and for U.S. citizens and fair value less 30% for the rest of the world. The value of the discount is included in the grant date fair value of the award. For options granted thereafter, the exercise price of the options is equal to the fair value of the shares on grant date for all employees. Generally, the first vesting period (13.5% – 25% of the initial grant) is up to one year from the grant date and subsequently vests at a rate of 6.25% each quarter until fully vested. The exercise price for options is payable in the EUR value of a fixed USD amount; therefore, the Group considers these awards to be USD-denominated. The options are generally granted with a term of 5 years.
Description of share based payments award, options exercise price								the exercise price is equal to the fair value of the shares on grant date for employees in the United States and for U.S. citizens and fair value less 30% for the rest of the world.
Options granted period		5 years	5 years
Employee Share Option Plans ("ESOP") | Vesting Tranche After First Vesting Period
Disclosure Of Share Based Payments [Line Items]
Vesting percentage		6.25%	6.25%
Employee Share Option Plans ("ESOP") | Bottom Of Range [Member] | First Vesting Period
Disclosure Of Share Based Payments [Line Items]
Vesting percentage		13.50%	13.50%
Employee Share Option Plans ("ESOP") | Top of range | First Vesting Period
Disclosure Of Share Based Payments [Line Items]
Vesting percentage		25.00%	25.00%
Restricted Stock Awards
Disclosure Of Share Based Payments [Line Items]
Expense from share-based payment transactions with employees		€ 1		€ 0		€ 0
Restricted Stock Awards | Echo Nest
Disclosure Of Share Based Payments [Line Items]
Number of shares issued | shares	158,720
Vesting period	2 years
Restricted Stock Awards | 2017 Acquiree
Disclosure Of Share Based Payments [Line Items]
Number of shares issued | shares				61,880	61,880
Restricted Stock Awards | Bottom Of Range [Member] | 2017 Acquiree
Disclosure Of Share Based Payments [Line Items]
Vesting period				2 years	2 years
Restricted Stock Awards | Top of range | 2017 Acquiree
Disclosure Of Share Based Payments [Line Items]
Vesting period				3 years	3 years
Restricted Stock Units
Disclosure Of Share Based Payments [Line Items]
Expense from share-based payment transactions with employees		€ 3		€ 6		€ 5
Restricted Stock Units | Bottom Of Range [Member]
Disclosure Of Share Based Payments [Line Items]
Vesting period									3 years
Restricted Stock Units | Top of range
Disclosure Of Share Based Payments [Line Items]
Vesting period									5 years